Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Current Assets
Cash and cash equivalents	$ 343,554	$ 315,968
Trade accounts receivable (less allowances of $28,904 and $26,507, respectively)	787,517	745,541
Inventories	548,680	489,978
Deferred income taxes	36,565	18,752
Prepaid expenses and other current assets	169,956	167,080
Total current assets	1,886,272	1,737,319
Property, Plant and Equipment, at Cost	1,128,123	1,050,965
Allowance for depreciation and amortization	(635,760)	(632,133)
Property, plant and equipment, net	492,363	418,832
Other Assets
Goodwill	1,113,831	849,346
Other intangible assets, net of amortization	459,613	345,620
Other	163,447	210,696
Total other assets	1,736,891	1,405,662
Total Assets	4,115,526	3,561,813
Current Liabilities
Accounts payable	478,185	391,467
Current portion of long-term debt	4,521	2,584
Accrued compensation and benefits	154,844	157,298
Accrued loss reserves	27,591	28,880
Other accrued liabilities	262,889	144,911
Total current liabilities	928,030	725,140
Long-Term Liabilities
Long-term debt, less current maturities	1,369,176	1,112,952
Other long-term liabilities	417,160	381,619
Deferred income taxes	46,227	28,119
Total long-term liabilities	1,832,563	1,522,690
Stockholders' Equity
Preferred stock, par value $0.01; authorized 50,000 shares; none issued
Common stock, par value $0.01; authorized 300,000 shares; issued 136,913 and outstanding 132,596 as of May 2013; issued 135,741 and outstanding 131,555 as of May 2012	1,326	1,316
Paid-in capital	763,505	742,895
Treasury stock, at cost	(72,494)	(69,480)
Accumulated other comprehensive (loss)	(159,253)	(177,893)
Retained earnings	667,774	686,818
Total RPM International Inc. stockholders' equity	1,200,858	1,183,656
Noncontrolling interest	154,075	130,327
Total Equity	1,354,933	1,313,983
Total Liabilities and Stockholders' Equity	$ 4,115,526	$ 3,561,813